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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-6352

ING Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2013

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Global Target Payment Fund

The schedules are not audited.

ING GLOBAL TARGET PAYMENT FUND	PORTFOLIO OF INVESTMENTS as of July 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 4.0%
48,100		iShares iBoxx $ High Yield Corporate Bond Fund	$4,472,338	4.0

		Total Exchange-Traded Funds
		(Cost $4,484,668)	4,472,338	4.0

MUTUAL FUNDS: 95.6%
		Affiliated Investment Companies: 95.6%
358,673		ING Core Equity Research Fund — Class I	5,684,969	5.1
311,295		ING Emerging Markets Equity Fund — Class I	3,327,738	3.0
329,596		ING Floating Rate Fund — Class I	3,368,474	3.0
728,264	@	ING Global Bond Fund — Class R6	7,850,690	7.0
238,690		ING Global Real Estate Fund — Class I	4,332,224	3.9
1,504,590		ING High Yield Bond Fund — Class I	12,367,731	11.0
2,019,238	@	ING Intermediate Bond Fund — Class R6	19,727,954	17.6
809,830		ING International Core Fund — Class I	8,414,137	7.5
130,365		ING International SmallCap Fund — Class I	5,569,174	5.0
698,387	@	ING Large Cap Growth Fund — Class R6	8,387,624	7.5
760,453	@	ING Large Cap Value Fund — Class R6	9,574,099	8.5
265,666		ING Mid Cap Value Fund — Class I	3,929,198	3.5
151,938	@	ING MidCap Opportunities Portfolio — Class R6	3,927,597	3.5
766,095		ING Multi-Manager International Equity Fund — Class I	8,404,060	7.5
126,879	@	ING Small Company Fund — Class R6	2,236,877	2.0

		Total Mutual Funds
		(Cost $102,777,853)	107,102,546	95.6

		Total Long-Term Investments
		(Cost $107,262,521)	111,574,884	99.6

SHORT-TERM INVESTMENTS: 1.1%
		Mutual Funds: 1.1%
1,233,216		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $1,233,216)	1,233,216	1.1

		Total Short-Term Investments
		(Cost $1,233,216)	1,233,216	1.1

		Total Investments in Securities (Cost $108,495,737)	$112,808,100	100.7
		Liabilities in Excess of Other Assets	(793,669)	(0.7)
		Net Assets	$112,014,431	100.0

@	Non-income producing security

Cost for federal income tax purposes is $108,471,888.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$5,833,612
Gross Unrealized Depreciation	(1,497,400)
Net Unrealized Appreciation	$4,336,212

ING GLOBAL TARGET PAYMENT FUND	PORTFOLIO OF INVESTMENTS as of July 31, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$4,472,338	$—	$—	$4,472,338
Mutual Funds	107,102,546	—	—	107,102,546
Short-Term Investments	1,233,216	—	—	1,233,216
Total Investments, at fair value	$112,808,100	$—	$—	$112,808,100
Liabilities Table
Other Financial Instruments+
Written Options	$—	$(256,770)	$—	$(256,770)
Total Liabilities	$—	$(256,770)	$—	$(256,770)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended July 31, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 10/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 7/31/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Core Equity Research Fund — Class I	$4,342,070	$6,675,073	$(5,443,027)	$110,853	$5,684,969	$62,025	$729,532	$—
ING Emerging Markets Equity Fund — Class I	4,352,000	1,408,960	(2,274,461)	(158,761)	3,327,738	7,632	235,003	61,340
ING Floating Rate Fund — Class I	2,616,026	945,975	(194,250)	723	3,368,474	118,813	3,336	—
ING Global Bond Fund — Class I	6,085,968	2,064,235	(8,356,521)	206,318	—	160,604	42	—
ING Global Bond Fund — Class R6	—	8,584,809	—	(734,119)	7,850,690	51,429	—	—
ING Global Real Estate Fund — Class I	3,484,296	4,516,296	(3,407,927)	(260,441)	4,332,224	141,334	348,129	—
ING High Yield Bond Fund — Class I	8,723,560	4,188,857	(674,276)	129,590	12,367,731	462,466	43,677	—
ING Index Plus International Equity Fund — Class I	9,134,237	534,873	(10,918,425)	1,249,315	—	446,827	(698,025)	—
ING Intermediate Bond Fund — Class I	17,091,805	7,656,157	(24,249,864)	(498,098)	—	595,250	195,479	—
ING Intermediate Bond Fund — Class R6	—	22,450,551	(2,218,022)	(504,575)	19,727,954	93,740	(31,596)	—
ING International Core Fund — Class I	3,896,159	11,886,837	(7,543,528)	174,669	8,414,137	56,237	265,630	—
ING International SmallCap Fund — Class I	4,342,140	1,043,101	(417,031)	600,964	5,569,174	96,626	84,070	—
ING Large Cap Growth Fund — Class I	6,517,125	2,726,328	(9,127,028)	(116,425)	—	32,169	23,414	—
ING Large Cap Growth Fund — Class R6	—	7,270,324	—	1,117,300	8,387,624	—	—	—
ING Large Cap Value Fund — Class I	8,272,131	3,127,315	(10,601,483)	(797,963)	—	80,734	715,081	277,554
ING Large Cap Value Fund — Class R6	—	8,426,958	—	1,147,141	9,574,099	49,035	—	536,521
ING Mid Cap Value Fund — Class I	—	4,629,477	(1,206,726)	506,447	3,929,198	—	112,305	—
ING MidCap Opportunities Fund — Class I	6,062,845	1,659,202	(7,749,278)	27,231	—	—	172,921	159,814
ING MidCap Opportunities Fund — Class R6	—	3,472,289	—	455,308	3,927,597	—	—	—
ING Multi-Manager International Fund (formerly, ING International Growth Fund) — Class I	—	7,936,933	—	467,127	8,404,060	—	—	—
ING Small Company Fund — Class I	1,746,344	352,416	(2,039,367)	(59,394)	—	6,892	38,343	135,189
ING Small Company Fund — Class R6	—	1,871,760	—	365,117	2,236,877	—	—	—
	$86,666,706	$113,428,726	$(96,421,213)	$3,428,328	$107,102,546	$2,461,814	$2,237,341	$1,170,418

ING Global Target Payment Fund Written OTC Options on July 31, 2013:

Number of Contracts	Counterparty	Description	Exercise Price	Expiration Date	Premiums Received	Fair Value
Options on Indices
139,112	JPMorgan Chase & Co.	Call on iShares MSCI EAFE Index Fund	60.800 USD	08/28/13	$138,709	$(97,884)
5,976	Citigroup, Inc.	Call on S&P 500® Index	1,691.650 USD	08/27/13	122,323	(92,773)
16,947	JPMorgan Chase & Co.	Call on SPDR S&P MidCap 400 ETF	223.290 USD	08/28/13	58,653	(66,113)
			Total Written OTC Options		$319,685	$(256,770)

ING GLOBAL TARGET PAYMENT FUND	PORTFOLIO OF INVESTMENTS as of July 31, 2013 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of July 31, 2013 was as follows:

Derivatives not accounted for as hedging instruments

Liability Derivatives	Instrument Type	Fair Value
Equity contracts	Written options	$256,770
Total Liability Derivatives		$256,770

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at July 31, 2013:

	Citigroup, Inc.	JPMorgan Chase & Co.	Totals
Liabilities:
Written options	$92,773	$163,997	$256,770
Total Liabilities	$92,773	$163,997	$256,770

Net OTC derivative instruments by counterparty, at fair value	$(92,773)	$(163,997)	(256,770)

Total collateral pledged by Portfolio/(Received from counterparty)	$—	$—	$—

Net Exposure(1)	$(92,773)	$(163,997)	$(256,770)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Item 2. Controls and Procedures

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Series Fund, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 24, 2013

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	September 24, 2013